SCHEDULE OF INVESTMENTS
Ivy Large Cap Growth Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Cable & Satellite – 0.7%
Comcast Corp., Class A	771	$32,586

Interactive Home Entertainment – 1.5%
Electronic Arts, Inc.(A)	680	68,826

Interactive Media & Services – 8.7%
Alphabet, Inc., Class A(A)	185	199,859
Alphabet, Inc., Class C(A)	60	64,518
Facebook, Inc., Class A(A)	664	128,133

		392,510

Total Communication Services - 10.9%		493,922

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 2.8%
V.F. Corp.	1,429	124,801

Automobile Manufacturers – 2.0%
Ferrari N.V.	573	92,494

Footwear – 2.6%
NIKE, Inc., Class B	1,378	115,725

Home Improvement Retail – 2.3%
Home Depot, Inc. (The)	513	106,605

Internet & Direct Marketing Retail – 7.5%
Amazon.com, Inc.(A)	121	229,192
Booking Holdings, Inc.(A)	59	109,674

		338,866

Specialty Stores – 0.7%
Ulta Beauty, Inc.(A)	95	32,937

Total Consumer Discretionary - 17.9%		811,428

Consumer Staples
Personal Products – 2.3%
Estee Lauder Co., Inc. (The), Class A	574	105,019

Soft Drinks – 0.5%
Monster Beverage Corp.(A)	347	22,178

Total Consumer Staples - 2.8%		127,197

Financials
Financial Exchanges & Data – 5.2%
CME Group, Inc.	876	169,943
S&P Global, Inc.	292	66,617

		236,560

Total Financials - 5.2%		236,560

Health Care
Health Care Equipment – 4.9%
Abiomed, Inc.(A)	158	41,131
Danaher Corp.	816	116,616
Intuitive Surgical, Inc.(A)	123	64,703

		222,450

Life Sciences Tools & Services – 1.4%
Illumina, Inc.(A)	174	63,985

Managed Health Care – 1.7%
UnitedHealth Group, Inc.	311	75,985

Pharmaceuticals – 4.9%
Pfizer, Inc.	1,950	84,457

Zoetis, Inc.	1,229	139,456

		223,913

Total Health Care - 12.9%		586,333

Industrials
Aerospace & Defense – 2.8%
Boeing Co. (The)	163	59,407
Northrop Grumman Corp.	215	69,436

		128,843

Construction Machinery & Heavy Trucks – 0.9%
Caterpillar, Inc.	293	39,878

Industrial Machinery – 0.7%
Stanley Black & Decker, Inc.	226	32,667

Railroads – 1.1%
Union Pacific Corp.	303	51,172

Research & Consulting Services – 5.8%
CoStar Group, Inc.(A)	227	125,522
Verisk Analytics, Inc., Class A	937	137,236

		262,758

Trucking – 1.0%
J.B. Hunt Transport Services, Inc.	478	43,713

Total Industrials - 12.3%		559,031

Information Technology
Application Software – 6.3%
Adobe, Inc.(A)	455	134,148
Intuit, Inc.	380	99,410
salesforce.com, Inc.(A)	340	51,561

		285,119

Data Processing & Outsourced Services – 13.5%
Broadridge Financial Solutions, Inc.	530	67,721
FleetCor Technologies, Inc.(A)	205	57,573
MasterCard, Inc., Class A	493	130,452
PayPal, Inc.(A)	1,216	139,128
Visa, Inc., Class A	1,274	221,051

		615,925

Internet Services & Infrastructure – 2.0%
VeriSign, Inc.(A)	433	90,545

Systems Software – 8.6%
Microsoft Corp.	2,925	391,847

Technology Hardware, Storage & Peripherals – 4.6%
Apple, Inc.	1,050	207,751

Total Information Technology - 35.0%		1,591,187

Real Estate
Specialized REITs – 2.5%
American Tower Corp., Class A	340	69,492
Equinix, Inc.	89	44,781

		114,273

Total Real Estate - 2.5%		114,273

TOTAL COMMON STOCKS – 99.5%		$4,519,931

(Cost: $2,507,152)

SHORT-TERM SECURITIES	Principal
Commercial Paper(B) - 0.5%
McCormick & Co., Inc., 3.100%, 7-11-19	$5,000	4,995
Prudential Funding LLC (GTD by Prudential Financial, Inc.), 2.350%, 7-1-19	7,692	7,691
Virginia Electric and Power Co., 2.940%, 7-17-19	5,000	4,993
Wisconsin Gas LLC, 2.940%, 7-17-19	6,000	5,992

		23,671

Master Note - 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(C)	586	586

TOTAL SHORT-TERM SECURITIES – 0.5%		$24,257

(Cost: $24,262)

TOTAL INVESTMENT SECURITIES – 100.0%		$4,544,188

(Cost: $2,531,414)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(1,082)

NET ASSETS – 100.0%		$4,543,106

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Rate shown is the yield to maturity at June 30, 2019.
(C)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$4,519,931	$—	$—
Short-Term Securities	—	24,257	—

Total	$4,519,931	$24,257	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,531,414

Gross unrealized appreciation	2,030,201
Gross unrealized depreciation	(17,427)

Net unrealized appreciation	$2,012,774